Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Business Combinations
Schedule of allocation of the purchase price, based on the estimated fair value of the assets acquired and liabilities assumed at the acquisition date

	April 5, 2018	Useful Life
	(in thousands)
Fair value of net assets acquired
In process research and development	$3,006	Indefinite
Goodwill	15,972	Indefinite
Deferred tax asset	108
Other assets	3
Total assets acquired	19,089
Deferred revenue	(115)
Total liabilities assumed	(115)
Net assets acquired	$18,974